CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,519)		$ (5,108)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	25		45
Share-based compensation expenses	5,862		130
Non-cash loss upon entering Transactions	4,783		0
Other non-cash financial expenses (income)	(1,051)		318
Loss (gain) on disposal of property and equipment	16		(1)
Loss from lease termination	68		0
Changes in operating assets and liabilities:
Increase in prepaid expenses	(631)		(329)
Decrease (increase) in other current assets	(38)		18
Increase in trade payable	610		79
Net change in operating lease	(57)		6
Increase (decrease) in employee related obligations	435		(46)
Increase (decrease) in accrued expenses and other accounts payable	(1,899)		359
Net cash used in operating activities	(8,396)		(4,529)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from short-term deposit	0		507
Purchase of property and equipment	(22)		(12)
Proceeds from sale of property and equipment	0		78
Net cash provided by (used in) investing activities	(22)		573
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares and warrants, net of issuance costs	0		522
Proceeds from exercise of pre-funded options		[1]	0
Net proceeds from issuance of ordinary shares (ELOC)	3,054		0
Cash received from Transactions upon the effectiveness of the SPAC Merger	2,300		0
Payment of underwriters Promissory Note	(250)		0
Net cash provided by financing activities	5,104		522
DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(3,314)		(3,434)
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(61)		(230)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	4,645		8,309
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	1,270		4,645
Appendix A – RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	1,187		4,595
Restricted cash	83		50
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	1,270		4,645
Appendix B - SUPPLEMENTARY INFORMATION: SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Derecognition of right-of-use asset recognized and lease liability as a result of operating lease termination	(89)		0
Conversion of preferred shares to ordinary shares	15,391		0
Conversion of warrants to preferred shares on a cashless basis	334		0
Conversion of non-controlling interests to New Silexion ordinary shares	3,344
Shares issued for ELOC financing liability	312		0
Right-of-use asset recognized with a corresponding lease liability	506		0
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	27		0
Interest received	$ 28		$ 153

[1]	Represents an amount less than $1